Leases (Tables)	12 Months Ended
Jun. 30, 2023
Leases [Abstract]
Schedule of ROU Assets and Related Lease Liabilities	The following represents the aggregate ROU assets and related lease liabilities as of June 30, 2022 and 2023:
	As of June 30,
	2022	2023	2023
	RMB	RMB	US$
Right-of-use assets	34,382	13,607	1,876
Lease liabilities, current	11,889	4,793	660
Lease liabilities, non-current	23,259	9,673	1,334
Total operating lease liabilities	35,148	14,466	1,994

Schedule of Weighted Average Lease Term and Weighted Average Discount Rate	The weighted average lease term and weighted average discount rate as of June 30, 2022 and 2023 were as follows:
	As of June 30,
	2022	2023
Weighted average lease term:
Operating leases	3.31 years	3.25 years
Weighted average discount rate:
Operating leases	4.75%	4.75%

Schedule of Lease Expenses	The components of lease expenses for the years ended June 30, 2022 and 2023 were as follows:
	Years ended June 30,
	2022	2023	2023
	RMB	RMB	US$

Operating lease expenses	14,757	8,107	1,118
Short-term lease expenses	7,346	2,403	331
Total	22,103	10,510	1,449

Schedule of Supplemental Cash Flow Information Related to Leases	Supplemental cash flow information related to leases for the years ended June 30, 2022 and 2023 were as follows:
	Years ended June 30,
	2022	2023	2023
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease	13,739	7,059	973
Supplement noncash information
New operating lease liabilities arose from obtaining right-of-use assets	27,245	3,248	448
Change on lease liabilities arose from modification on lease terms	(474)	(3,640)	(502)
Change on lease liabilities arose from early termination of operating leases	(10,739)	(9,435)	(1,301)

Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities at June 30, 2022:
	As of June 30,
	2023	2023
	RMB	US$
Year ending June 30:
2024	5,378	741
2025	4,744	654
2026	4,355	601
2027	1,115	154
Total remaining undiscounted lease payments	15,592	2,150
Less: Interest	1,126	156
Total present value of lease liabilities	14,466	1,994
Less: Current operating lease liabilities	4,793	660
Non-current operating lease liabilities	9,673	1,334